INVENTORY	12 Months Ended
Dec. 31, 2022
INVENTORY
INVENTORY

NOTE 4 – INVENTORY

Inventory as of December 31, 2022 and 2021 consisted of the following:

	(in thousands)
	December 31,	December 31,
	2022	2021

Raw materials	$298	$68
Work-in-progress	288	292

Total inventory	$586	$360